Cash and cash equivalents (Details 3) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Cash and Cash Equivalents [Line Items]
Amount		$ 4,804,224	$ 14,955,778	$ 32,639,373
Banco del Estado de Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-14-2017	12-28-2016	12-24-2015
Due date	[1]	01-05-2018	01-04-2017	01-08-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 144,116	$ 3,602,675	$ 4,674,281
Monthly interest rate (%)	[1]	0.24%	0.32%	0.32%
Scotiabank Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-12-2017	12-28-2016	12-29-2015
Due date	[1]	01-05-2018	01-04-2017	01-14-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 369,413	$ 2,044,419	$ 652,718
Monthly interest rate (%)	[1]	0.24%	0.32%	0.32%
Scotiabank Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-14-2017	12-28-2016	12-28-2015
Due date	[1]	01-05-2018	01-06-2017	01-04-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 6,006,912	$ 1,116,326	$ 2,443,254
Monthly interest rate (%)	[1]	0.24%	0.32%	0.31%
Banco de Credito e Inversiones - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.	Valores Security S.A. Corredores de Bolsa
Date of placement	[1]	12-14-2017	12-28-2016	12-28-2015
Due date	[1]	01-05-2018	01-16-2017	01-04-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 196,591	$ 1,241,355	$ 119,401
Monthly interest rate (%)	[1]	0.24%	0.32%	0.32%
Banco Itau Corpbanca - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-14-2017	12-29-2016	12-30-2015
Due date	[1]	01-05-2018	01-06-2017	01-07-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 970,704	$ 6,085,662	$ 200,021
Monthly interest rate (%)	[1]	0.24%	0.33%	0.31%
Banco de Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-22-2017	12-28-2016	12-24-2015
Due date	[1]	01-05-2018	01-04-2017	01-08-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 3,672,751	$ 3,531,124	$ 3,731,991
Monthly interest rate (%)	[1]	0.25%	0.32%	0.32%
Banco de Credito e Inversiones - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-26-2017	12-29-2016
Due date	[1]	01-05-2018	01-06-2017
Currency	[1]	CLP	CLP
Amount	[1]	$ 2,910,394	$ 1,549,449
Monthly interest rate (%)	[1]	0.24%	0.31%
Banco Itau Corpbanca - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-26-2017		12-30-2015
Due date	[1]	01-05-2018		01-14-2016
Currency	[1]	CLP		CLP
Amount	[1]	$ 1,591,406		$ 2,749,535
Monthly interest rate (%)	[1]	0.24%		0.31%
Banco Security - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-12-2017		12-29-2015
Due date	[1]	01-05-2018		01-08-2016
Currency	[1]	CLP		CLP
Amount	[1]	$ 2,935,603		$ 241,899
Monthly interest rate (%)	[1]	0.24%		0.32%
Banco del Estado de Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-22-2017	12-28-2016	12-28-2015
Due date	[1]	01-05-2018	01-06-2017	01-08-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 2,631,974	$ 1,205,429	$ 3,923,128
Monthly interest rate (%)	[1]	0.25%	0.32%	0.31%
Banco del Estado de Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-28-2017	12-28-2016	12-28-2015
Due date	[1]	01-04-2018	01-16-2017	01-20-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 80,020	$ 435,612	$ 449
Monthly interest rate (%)	[1]	0.25%	0.32%	0.30%
Banco de Credito e Inversiones - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-22-2017	12-27-2016
Due date	[1]	01-03-2018	01-03-2017
Currency	[1]	CLP	CLP
Amount	[1]	$ 5,003,750	$ 925,383
Monthly interest rate (%)	[1]	0.25%	0.31%
Banco de Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-28-2017	12-28-2016	12-28-2015
Due date	[1]	01-05-2018	01-06-2017	01-08-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 2,750,688	$ 1,679,525	$ 4,253,623
Monthly interest rate (%)	[1]	0.25%	0.32%	0.31%
Banco del Estado de Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-28-2017	12-29-2016	12-28-2015
Due date	[1]	01-05-2018	01-06-2017	01-04-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 3,000,750	$ 1,725,807	$ 4,837,882
Monthly interest rate (%)	[1]	0.25%	0.31%	0.31%
Scotiabank Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-28-2017	12-28-2016
Due date	[1]	01-05-2018	01-16-2017
Currency	[1]	CLP	CLP
Amount	[1]	$ 5,001,250	$ 1,865,909
Monthly interest rate (%)	[1]	0.25%	0.32%
Banco de Credito e Inversiones - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-28-2017	12-29-2016
Due date	[1]	01-05-2018	01-10-2017
Currency	[1]	CLP	CLP
Amount	[1]	$ 4,001,000	$ 6,019,097
Monthly interest rate (%)	[1]	0.25%	0.33%
Banco Security - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-28-2017		12-29-2015
Due date	[1]	01-05-2018		01-14-2016
Currency	[1]	CLP		CLP
Amount	[1]	$ 1,000,250		$ 1,919,498
Monthly interest rate (%)	[1]	0.25%		0.32%
BBVA Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-28-2017	12-29-2016	12-28-2015
Due date	[1]	01-05-2018	01-10-2017	01-04-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 1,000,250	$ 3,933,092	$ 1,003,626
Monthly interest rate (%)	[1]	0.25%	0.33%	0.31%
Banco de Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-28-2017	12-28-2016	12-28-2015
Due date	[1]	01-10-2018	01-16-2017	01-20-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 4,251,063	$ 872,178	$ 19,557
Monthly interest rate (%)	[1]	0.25%	0.32%	0.30%
Scotiabank Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-29-2017	12-29-2016
Due date	[1]	01-10-2018	01-06-2017
Currency	[1]	CLP	CLP
Amount	[1]	$ 3,238,217	$ 5,799,890
Monthly interest rate (%)	[1]	0.25%	0.31%
Banco Itau Corpbanca - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-29-2017		12-30-2015
Due date	[1]	01-10-2018		01-14-2016
Currency	[1]	CLP		CLP
Amount	[1]	$ 2,000,333		$ 750,078
Monthly interest rate (%)	[1]	0.25%		0.31%
Banco Security - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa		Valores Security S.A. Corredores de Bolsa
Date of placement	[1]	12-29-2017		11-30-2015
Due date	[1]	01-10-2018		01-06-2016
Currency	[1]	CLP		CLP
Amount	[1]	$ 1,938,656		$ 1,725,673
Monthly interest rate (%)	[1]	0.25%		0.34%
Banco de Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-28-2017	12-29-2016	12-28-2015
Due date	[1]	01-30-2018	01-06-2017	01-04-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 1,250,313	$ 1,427,025	$ 4,693,648
Monthly interest rate (%)	[1]	0.25%	0.31%	0.31%
Scotiabank Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-29-2017	12-29-2016
Due date	[1]	01-10-2018	01-06-2017
Currency	[1]	CLP	CLP
Amount	[1]	$ 340,057	$ 3,916,539
Monthly interest rate (%)	[1]	0.25%	0.33%
Scotiabank Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-22-2017
Due date	[1]	01-10-2018
Currency	[1]	CLP
Amount	[1]	$ 2,628,752
Monthly interest rate (%)	[1]	0.25%
Banco Santander - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-22-2017	12-28-2016	12-29-2015
Due date	[1]	01-10-2018	01-04-2017	01-14-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 1,974,698	$ 674,935	$ 3,079,945
Monthly interest rate (%)	[1]	0.25%	0.32%	0.32%
Banco de Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-28-2017	12-29-2016	12-29-2015
Due date	[1]	01-15-2018	01-10-2017	01-08-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 3,800,950	$ 500,110	$ 7,565,908
Monthly interest rate (%)	[1]	0.25%	0.33%	0.32%
Banco del Estado de Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-28-2017	12-29-2016	12-29-2015
Due date	[1]	01-04-2018	01-10-2017	01-08-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 950,238	$ 2,400,528	$ 140,839
Monthly interest rate (%)	[1]	0.25%	0.33%	0.32%
Banco Santander - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BanChile Corredores de Bolsa S.A.
Date of placement	[1]	12-22-2017	12-28-2016
Due date	[1]	01-10-2018	01-16-2017
Currency	[1]	CLP	CLP
Amount	[1]	$ 1,000,750	$ 261,444
Monthly interest rate (%)	[1]	0.25%	0.32%
Banco Internacional - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-28-2017
Due date	[1]	01-10-2018
Currency	[1]	CLP
Amount	[1]	$ 944,884
Monthly interest rate (%)	[1]	0.25%
Banco BICE - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-28-2017	12-29-2016
Due date	[1]	01-10-2018	01-05-2017
Currency	[1]	CLP	CLP
Amount	[1]	$ 2,000,500	$ 105,017
Monthly interest rate (%)	[1]	0.25%	0.33%
Banco Santander - Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-28-2017	12-29-2016
Due date	[1]	01-10-2018	01-10-2017
Currency	[1]	CLP	CLP
Amount	[1]	$ 8,475,346	$ 3,500,770
Monthly interest rate (%)	[1]	0.25%	0.33%
Banco del Estado de Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-28-2017	12-29-2016	12-29-2015
Due date	[1]	01-04-2018	01-05-2017	01-14-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 225,056	$ 6,101,342	$ 10,702,283
Monthly interest rate (%)	[1]	0.25%	0.33%	0.32%
Banco del Estado de Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-28-2017	12-30-2016	12-23-2015
Due date	[1]	01-30-2018	01-10-2017	01-12-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 8,102,025	$ 1,600,149	$ 195,156
Monthly interest rate (%)	[1]	0.25%	0.28%	0.30%
Banco de Credito e Inversiones - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-29-2017
Due date	[1]	01-10-2018
Currency	[1]	CLP
Amount	[1]	$ 2,524,410
Monthly interest rate (%)	[1]	0.25%
Banco Itau Corpbanca - Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BancoEstado S.A. Corredores de Bolsa		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-28-2017		12-28-2015
Due date	[1]	01-10-2018		01-07-2016
Currency	[1]	CLP		CLP
Amount	[1]	$ 3,833,082		$ 2,600,806
Monthly interest rate (%)	[1]	0.25%		0.31%
BBVA Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-27-2017	12-29-2016	12-29-2015
Due date	[1]	01-08-2018	01-10-2017	01-08-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 1,700,567	$ 1,350,297	$ 353,294
Monthly interest rate (%)	[1]	0.25%	0.33%	0.32%
BBVA Chile Three [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.	BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-18-2017	12-29-2016	12-30-2015
Due date	[1]	01-18-2018	01-20-2017	01-14-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 290,289	$ 82,974	$ 9,801,762
Monthly interest rate (%)	[1]	0.23%	0.33%	0.31%
Scotiabank Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-28-2017
Due date	[1]	01-30-2018
Currency	[1]	CLP
Amount	[1]	$ 1,455,543
Monthly interest rate (%)	[1]	0.23%
BBVA Chile Four [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BBVA Corredores de Bolsa Ltda.	BancoEstado S.A. Corredores de Bolsa	BBVA Corredores de Bolsa Ltda.
Date of placement	[1]	12-28-2017	12-29-2016	12-22-2015
Due date	[1]	01-30-2018	01-05-2017	01-11-2016
Currency	[1]	CLP	CLP	CLP
Amount	[1]	$ 2,425,349	$ 725,160	$ 350,326
Monthly interest rate (%)	[1]	0.23%	0.33%	0.31%
Banco Security - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	Valores Security S.A. Corredores de Bolsa		Valores Security S.A. Corredores de Bolsa
Date of placement	[1]	12-27-2017		12-28-2015
Due date	[1]	01-10-2018		01-04-2016
Currency	[1]	CLP		CLP
Amount	[1]	$ 280,086		$ 2,707,819
Monthly interest rate (%)	[1]	0.23%		0.32%
Banco Itau Corpbanca - Chile [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-30-2016
Due date	[1]		01-10-2017
Currency	[1]		CLP
Amount	[1]		$ 3,000,280
Monthly interest rate (%)	[1]		0.28%
Banco de Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BancoEstado S.A. Corredores de Bolsa	BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-29-2016	12-29-2015
Due date	[1]		01-16-2017	01-14-2016
Currency	[1]		CLP	CLP
Amount	[1]		$ 4,000,880	$ 4,219,808
Monthly interest rate (%)	[1]		0.33%	0.32%
Banco de Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-29-2016
Due date	[1]		01-20-2017
Currency	[1]		CLP
Amount	[1]		$ 1,917,467
Monthly interest rate (%)	[1]		0.33%
Banco de Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]		12-29-2016
Due date	[1]		01-03-2017
Currency	[1]		CLP
Amount	[1]		$ 250,055
Monthly interest rate (%)	[1]		0.33%
Banco del Estado de Chile Seven [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]			12-29-2015
Due date	[1]			01-08-2016
Currency	[1]			CLP
Amount	[1]			$ 800,000
Monthly interest rate (%)	[1]			0.32%
Banco de Credito e Inversiones - Chile Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			BanChile Corredores de Bolsa S.A.
Date of placement	[1]			12-28-2015
Due date	[1]			01-08-2016
Currency	[1]			CLP
Amount	[1]			$ 8,828,519
Monthly interest rate (%)	[1]			0.31%
Banco BICE - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]			12-29-2015
Due date	[1]			01-14-2016
Currency	[1]			CLP
Amount	[1]			$ 980,345
Monthly interest rate (%)	[1]			0.32%
Banco de Credito e Inversiones - Chile Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]			12-28-2015
Due date	[1]			01-04-2016
Currency	[1]			CLP
Amount	[1]			$ 3,999,302
Monthly interest rate (%)	[1]			0.31%
Banco Itau Corpbanca - Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]			12-29-2015
Due date	[1]			01-07-2016
Currency	[1]			CLP
Amount	[1]			$ 1,300,277
Monthly interest rate (%)	[1]			0.32%
Banco Security - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]	BanChile Corredores de Bolsa S.A.		BancoEstado S.A. Corredores de Bolsa
Date of placement	[1]	12-14-2017		12-28-2015
Due date	[1]	01-05-2018		01-04-2016
Currency	[1]	CLP		CLP
Amount	[1]	$ 3,796,772		$ 5,779,339
Monthly interest rate (%)	[1]	0.24%		0.31%
Banco del Estado de Chile Eight [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			Valores Security S.A. Corredores de Bolsa
Date of placement	[1]			11-30-2015
Due date	[1]			01-06-2016
Currency	[1]			CLP
Amount	[1]			$ 241,798
Monthly interest rate (%)	[1]			0.34%
Banco BICE - Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			Valores Security S.A. Corredores de Bolsa
Date of placement	[1]			12-22-2015
Due date	[1]			01-07-2016
Currency	[1]			CLP
Amount	[1]			$ 110,651
Monthly interest rate (%)	[1]			0.34%
Banco Central de Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			Valores Security S.A. Corredores de Bolsa
Date of placement	[1]			12-28-2015
Due date	[1]			01-04-2016
Currency	[1]			CLP
Amount	[1]			$ 4,856,917
Monthly interest rate (%)	[1]			0.32%
Banco Security - Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			Valores Security S.A. Corredores de Bolsa
Date of placement	[1]			12-22-2015
Due date	[1]			01-07-2016
Currency	[1]			CLP
Amount	[1]			$ 14,478
Monthly interest rate (%)	[1]			0.34%
Banco del Estado de Chile Nine [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			Valores Security S.A. Corredores de Bolsa
Date of placement	[1]			12-28-2015
Due date	[1]			01-04-2016
Currency	[1]			CLP
Amount	[1]			$ 401,100
Monthly interest rate (%)	[1]			0.32%
Banco del Estado de Chile Ten [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			Valores Security S.A. Corredores de Bolsa
Date of placement	[1]			12-22-2015
Due date	[1]			01-07-2016
Currency	[1]			CLP
Amount	[1]			$ 125,126
Monthly interest rate (%)	[1]			0.34%
BBVA Chile Five [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			Valores Security S.A. Corredores de Bolsa
Date of placement	[1]			12-28-2015
Due date	[1]			01-04-2016
Currency	[1]			CLP
Amount	[1]			$ 1,659,944
Monthly interest rate (%)	[1]			0.32%
Banco Itau Corpbanca - Chile Six [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			Valores Security S.A. Corredores de Bolsa
Date of placement	[1]			12-28-2015
Due date	[1]			01-04-2016
Currency	[1]			CLP
Amount	[1]			$ 4,234,301
Monthly interest rate (%)	[1]			0.32%
Banco Central de Chile Two [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			Valores Security S.A. Corredores de Bolsa
Date of placement	[1]			11-30-2015
Due date	[1]			01-06-2016
Currency	[1]			CLP
Amount	[1]			$ 4,053,610
Monthly interest rate (%)	[1]			0.34%
Banco Consorcio - Chile One [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Financial entity	[1]			Valores Security S.A. Corredores de Bolsa
Date of placement	[1]			12-28-2015
Due date	[1]			01-04-2016
Currency	[1]			CLP
Amount	[1]			$ 24,999
Monthly interest rate (%)	[1]			0.32%

[1]	All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.